Personnel Costs	12 Months Ended
Dec. 31, 2023
Personnel Costs [Abstract]
Personnel costs

NOTE 6: Personnel costs

Thousands of $ For the years ended December 31	2023	2022	2021
The number of employees at the end of the year was:
Laboratory operations	79	67	42
R&D staff	31	19	14
S&M staff	106	101	71
G&A staff	84	71	64
Total number of employees	300	258	191
Their aggregate remuneration comprised:
Wages and salaries	31,388	23,066	18,150
Social security costs	2,682	1,684	1,257
Pension costs	1,153	724	594
Health insurance expenses	5,058	3,167	2,324
Share-based compensation	665	867	1,222
Other costs	883	1,010	813
Total personnel costs	41,829	30,518	24,360

The personnel numbers in the table reflect year-end numbers, with 42 sales and marketing employees hired in August 2022 as part of the GPS acquisition.